OTHER INCOME (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other income [abstract]
Interest and other investment income	$ 137	$ 107	$ 68
Gain on regulatory and contract settlement	0	22	43
Gain on disposition	346	72	0
Other	144	470	25
Other income, net	627	671	$ 136
Gain on bargain purchase	$ 465	$ 465